[LOGO OF USAA]
   USAA(R)

                 USAA SHORT-TERM
                              BOND Fund

                                    [GRAPHIC OF SHORT-TERM BOND FUND]

                 S e m i a n n u a l   R e p o r t
--------------------------------------------------------------------------------
    JANUARY 31, 2003

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                      "
                                         I BELIEVE THE NEXT FEW MONTHS
[PHOTO OF CHRISTOPHER W. CLAUS]      WILL PROVIDE SOME MUCH-NEEDED CLARITY
                                     AS TO THE TRUE HEALTH OF THE ECONOMY
                                         AND ITS POTENTIAL FOR GROWTH.
                                                      "
--------------------------------------------------------------------------------

                 As I write to you, the impact of the situation in Iraq on USAA's membership and all active United States military personnel is our No. 1 concern. We are not alone; the financial markets are struggling to come to grips with the uncertainty surrounding the potential war with Iraq. The recent decline in consumer confidence indicates all Americans are reluctant to make long-term plans until the United States is able to reach a satisfactory conclusion in Iraq.

                 When the situation is resolved or the majority of the uncertainty is successfully eliminated, the United States and global economies should appear to be in a position to achieve their growth potential.

                 In addition to an increase in consumer demand, the U.S. economy is also in need of a boost from corporate America. But corporations remain reluctant to spend or hire, given the possibility of a war's affecting demand for goods and services. On a positive note, the worst of the corporate-governance problems seems to be behind us, and corporate earnings have begun to improve. However, the landscape is still too uncertain for us to predict a sustained improvement in earnings -- an improvement that the stock market needs if it is to move to higher levels.

                 Meanwhile, the U.S. government continues to do its part by keeping fiscal and monetary policy tilted toward growth and expansion. Both President Bush and Congress seem inclined to provide new incentives for Americans to save and invest.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 What will the future bring? No one can predict the outcome of a war or its impact on the financial markets. However, I believe the next few months will provide some much-needed clarity as to the true health of the economy and its potential for growth. Near term, I believe stocks are likely to trade in a moderate range, and I don't foresee any major shift in the yield curve.

                 At USAA, we continue to focus on improving the products and services that we offer you. We believe we have one of the finest teams of portfolio managers and analysts in the country managing your assets. We remain committed to offering no-load mutual funds WITHOUT 12b-1 fees, sales loads, or contractual plans. At no charge, our investment representatives can help you identify the USAA mutual funds that may be right for you. And USAA Financial Planning
                 Services has CERTIFIED FINANCIAL PLANNER(R) practitioners ready to assist you with your planning needs.

                 We will continue to deliver the world-class service and guidance that you have come to know and expect from us. Thank you for your faith and trust in us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 FINANCIAL PLANNING PROVIDED BY USAA FINANCIAL PLANNING SERVICES, A REGISTERED INVESTMENT ADVISER.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                   1

FINANCIAL INFORMATION

   Portfolio of Investments                                                  9

   Notes to Portfolio of Investments                                        21

   Financial Statements                                                     22

   Notes to Financial Statements                                            25


THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA SHORT-TERM BOND FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High current income consistent with preservation of principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally at least 80% of the Fund's assets will be invested in a broad range of investment-grade debt securities and the Fund will maintain a dollar-weighted average portfolio maturity of three years or less.

--------------------------------------------------------------------------------
                                   1/31/03               7/31/02
--------------------------------------------------------------------------------
Net Assets                      $362.7 Million       $404.0 Million
Net Asset Value Per Share           $9.04                 $8.99

--------------------------------------------------------------------------------
                  AVERAGE YEARS TO MATURITY AS OF JANUARY 31, 2003
--------------------------------------------------------------------------------
                                   YEARS 2.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.

--------------------------------------------------------------------------------
                     AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/03
--------------------------------------------------------------------------------
7/31/02 TO 1/31/03*     1 YEAR       5 YEARS       SINCE INCEPTION ON 6/1/93
       2.97%             0.07%        4.06%                   5.02%


* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                       CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                USAA SHORT-TERM    LEHMAN BROTHERS 1-3 YEAR   LIPPER SHORT INVESTMENT GRADE   LIPPER SHORT INVESTMENT GRADE
                   BOND FUND       GOVERNMENT/CREDIT INDEX         DEBT FUNDS AVERAGE              BOND FUNDS INDEX
                ---------------    ------------------------   -----------------------------   -----------------------------
 6/01/1993        $10000.00             $10000.00                     $10000.00                      $10000.00
 6/30/1993         10073.03              10076.00                      10084.57                       10120.51
 7/31/1993         10087.24              10099.18                      10120.34                       10140.33
 8/31/1993         10183.63              10184.01                      10211.82                       10272.74
 9/30/1993         10219.15              10216.60                      10250.16                       10307.62
10/31/1993         10251.95              10240.10                      10280.79                       10321.10
11/30/1993         10239.02              10243.17                      10277.81                       10294.14
12/31/1993         10284.86              10285.16                      10319.41                       10334.58
 1/31/1994         10372.16              10350.99                      10390.85                       10420.20
 2/28/1994         10276.77              10287.85                      10331.93                       10323.48
 3/31/1994         10200.69              10234.35                      10263.18                       10210.90
 4/30/1994         10175.84              10195.46                      10224.36                       10151.43
 5/31/1994         10166.19              10209.74                      10228.77                       10155.40
 6/30/1994         10176.99              10236.28                      10240.75                       10161.74
 7/31/1994         10259.46              10329.43                      10320.19                       10260.05
 8/31/1994         10318.19              10364.55                      10353.72                       10294.14
 9/30/1994         10282.32              10341.75                      10332.21                       10240.23
10/31/1994         10300.27              10365.53                      10350.08                       10244.99
11/30/1994         10298.31              10322.00                      10325.54                       10200.59
12/31/1994         10287.26              10341.61                      10324.14                       10239.44
 1/31/1995         10388.08              10483.29                      10427.42                       10373.42
 2/28/1995         10530.15              10627.96                      10558.71                       10542.30
 3/31/1995         10534.41              10688.54                      10617.88                       10603.35
 4/30/1995         10709.69              10784.74                      10713.46                       10710.38
 5/31/1995         10950.06              10966.36                      10899.55                       10973.60
 6/30/1995         11032.13              11033.28                      10962.43                       11046.54
 7/31/1995         11070.35              11077.37                      10994.91                       11064.77
 8/31/1995         11164.62              11144.49                      11067.90                       11150.40
 9/30/1995         11245.54              11199.60                      11131.33                       11223.34
10/31/1995         11331.62              11292.57                      11225.43                       11335.92
11/30/1995         11323.46              11389.76                      11326.77                       11458.81
12/31/1995         11437.54              11476.12                      11415.36                       11565.05
 1/31/1996         11501.25              11574.31                      11502.02                       11650.68
 2/29/1996         11454.35              11530.22                      11450.84                       11573.77
 3/31/1996         11485.37              11521.81                      11434.75                       11528.49
 4/30/1996         11489.17              11533.43                      11437.24                       11513.04
 5/31/1996         11524.98              11560.08                      11457.47                       11515.49
 6/30/1996         11639.54              11644.64                      11539.42                       11607.46
 7/31/1996         11692.25              11689.92                      11585.39                       11646.09
 8/31/1996         11691.79              11733.01                      11624.93                       11661.41
 9/30/1996         11874.66              11840.41                      11738.72                       11801.60
10/31/1996         12032.33              11842.61                      11871.38                       11973.74
11/30/1996         12175.31              12063.83                      11975.67                       12105.33
12/31/1996         12159.72              12065.84                      11973.77                       12062.83
 1/31/1997         12234.09              12124.15                      12032.01                       12121.93
 2/28/1997         12269.85              12154.20                      12067.71                       12146.43
 3/31/1997         12258.25              12144.79                      12052.31                       12091.99
 4/30/1997         12371.31              12244.37                      12149.60                       12208.37
 5/31/1997         12445.74              12329.94                      12229.75                       12293.14
 6/30/1997         12537.22              12415.70                      12315.59                       12394.75
 7/31/1997         12740.82              12553.56                      12460.01                       12591.82
 8/31/1997         12712.64              12565.38                      12468.20                       12554.22
 9/30/1997         12832.58              12659.17                      12563.74                       12682.88
10/31/1997         12923.60              12753.34                      12643.37                       12790.02
11/30/1997         12958.66              12785.40                      12673.40                       12810.17
12/31/1997         13030.91              12869.76                      12746.37                       12901.14
 1/31/1998         13162.27              12993.99                      12862.23                       13042.84
 2/28/1998         13121.81              13004.41                      12879.99                       13037.75
 3/31/1998         13207.15              13055.31                      12927.34                       13087.24
 4/30/1998         13274.31              13119.83                      12988.56                       13146.85
 5/31/1998         13364.98              13191.17                      13060.18                       13233.03
 6/30/1998         13438.03              13259.29                      13117.35                       13307.59
 7/31/1998         13493.52              13321.01                      13172.35                       13354.91
 8/31/1998         13629.81              13474.10                      13266.33                       13523.77
 9/30/1998         13649.19              13655.44                      13411.34                       13761.94
10/31/1998         13605.36              13714.56                      13393.82                       13732.93
11/30/1998         13662.41              13712.15                      13421.13                       13747.62
12/31/1998         13686.38              13765.25                      13477.51                       13805.46
 1/31/1999         13774.76              13823.96                      13544.73                       13871.89
 2/28/1999         13755.24              13765.65                      13488.10                       13732.00
 3/31/1999         13869.90              13863.24                      13592.73                       13842.29
 4/30/1999         13923.07              13910.73                      13639.54                       13883.81
 5/31/1999         13927.62              13899.31                      13618.38                       13801.66
 6/30/1999         13975.85              13940.59                      13640.76                       13807.36
 7/31/1999         14000.98              13980.46                      13653.79                       13791.82
 8/31/1999         14017.25              14017.33                      13676.50                       13808.02
 9/30/1999         14119.05              14111.51                      13773.30                       13932.14
10/31/1999         14129.76              14153.39                      13804.28                       13961.34
11/30/1999         14209.53              14184.65                      13845.37                       13990.30
12/31/1999         14242.31              14199.27                      13874.59                       13969.52
 1/31/2000         14319.67              14199.27                      13876.29                       13932.20
 2/29/2000         14442.49              14297.66                      13965.78                       14032.37
 3/31/2000         14536.85              14378.61                      14044.97                       14151.69
 4/30/2000         14568.11              14406.27                      14053.44                       14134.02
 5/31/2000         14550.65              14458.36                      14092.00                       14161.93
 6/30/2000         14769.73              14617.87                      14252.81                       14378.94
 7/31/2000         14869.01              14717.86                      14338.73                       14474.18
 8/31/2000         14815.46              14834.48                      14448.84                       14626.32
 9/30/2000         14957.85              14956.71                      14571.94                       14758.94
10/31/2000         14938.66              15023.63                      14616.07                       14796.75
11/30/2000         15083.89              15163.50                      14754.23                       14967.93
12/31/2000         15256.99              15346.45                      14921.02                       15193.75
 1/31/2001         15489.50              15563.86                      15126.09                       15416.00
 2/28/2001         15606.85              15674.67                      15231.67                       15553.87
 3/31/2001         15754.08              15801.91                      15343.49                       15660.84
 4/30/2001         15827.41              15852.00                      15374.70                       15641.42
 5/31/2001         15929.38              15949.59                      15468.16                       15726.01
 6/30/2001         16015.56              16010.70                      15527.39                       15784.88
 7/31/2001         16297.90              16212.08                      15724.34                       16072.88
 8/31/2001         16400.45              16322.09                      15825.76                       16204.38
 9/30/2001         16544.42              16564.95                      15989.41                       16399.71
10/31/2001         16549.82              16730.46                      16123.13                       16611.97
11/30/2001         16125.24              16685.38                      16048.79                       16451.84
12/31/2001         16030.34              16693.59                      16028.01                       16382.61
 1/31/2002         16051.52              16741.28                      16074.86                       16458.80
 2/28/2002         15987.17              16814.02                      16122.14                       16579.72
 3/31/2002         16032.96              16704.62                      16034.31                       16374.67
 4/30/2002         16071.07              16891.17                      16169.04                       16578.51
 5/31/2002         16126.50              16979.94                      16258.60                       16709.59
 6/30/2002         15985.14              17115.79                      16299.27                       16762.00
 7/31/2002         15598.42              17286.12                      16373.30                       16874.51
 8/31/2002         15812.57              17379.49                      16469.44                       17069.22
 9/30/2002         15954.65              17529.98                      16579.76                       17298.51
10/31/2002         15781.36              17552.22                      16583.30                       17254.44
11/30/2002         15765.20              17551.42                      16565.92                       17254.39
12/31/2002         16010.86              17741.78                      16725.90                       17555.23
 1/31/2003         16065.76              17763.62                      16751.35                       17566.40



                 DATA SINCE INCEPTION ON 6/1/93 THROUGH 1/31/03.

                 SEE THE FOLLOWING PAGE FOR BENCHMARK DEFINITIONS.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Short-Term Bond Fund to the following benchmarks:

                 o The broad-based Lehman Brothers 1-3 Year Government/ Credit Index, an unmanaged index made up of government, agency, and credit bonds with maturities longer than one year and shorter than three years.

                 o The Lipper Short Investment Grade Bond Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Short Investment Grade Debt Funds category.

                 o The Lipper Short Investment Grade Debt Funds Average, the average performance level of all short-term investment-grade debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MATTHEW FREUND]     Matthew Freund, CFA

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 We are very pleased to report that the restructuring efforts discussed in our last annual report have been successful. For the six-month period ending January 31, 2003, your USAA Short-Term Bond Fund provided a total return of 2.97% compared to a 2.55% return for the average in the Lipper Short Investment Grade Debt Funds category and a return of 2.76% for the Lehman Brothers 1-3 Year Government/Credit Index. At the same time, the Fund provided a one-year dividend yield of 5.23%.

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

                 More delays in the promised economic recovery, as well as rising international tensions, dominated the markets during the period. Investors seemed fatigued by the continuing lack of corporate visibility, contradictory economic data, and rising geopolitical

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 3 FOR THE LIPPER SHORT INVESTMENT GRADE DEBT FUNDS AVERAGE AND THE LEHMAN BROTHERS 1-3 YEAR
                 GOVERNMENT/CREDIT INDEX DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 risks. The equity markets rallied briefly as the November election results and an unexpected cut in interest rates provided some much-needed optimism. However, the rally faded in the new year as companies reduced their earnings forecasts and it became harder to quantify the risks to the economy.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 Our aim has been to generate an attractive yield with acceptable price volatility. We are pleased to report our progress in achieving this goal. Over the period, the Fund's net asset value moved only within a 25-cent range (reaching a high of $9.14 in September and a low of $8.89 in October), primarily as a result of changing interest rates. At the same time, we maintained a yield that was above-average for a short-term bond fund.

                 Over the last six months, we have continued to maintain a high-quality portfolio (the weighted average credit quality of the Fund was A+ on 1/31/03) and to diversify our holdings across multiple asset classes. We added to our commercial mortgage-backed securities exposure over the period. We continue to believe these high-quality securities offer attractive yields, have stable cash flows, and have strong prepayment protection. In addition, we purchased several taxable municipal bonds. We also took advantage of several attractively priced corporate bonds that were available in the marketplace. As always, we continue to rely on the insight and expertise of our research team in finding attractive securities. Using fundamental research, we continue to make selective purchases in the corporate market across a greater number of names (reducing the size of the position we take in any one issuer), thereby limiting our exposure to any potential credit problems. Although one effect of our strategy has been a lower overall yield, we believe your Fund is better insulated from market instability.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 We achieved our above-average results despite issues with the Fund's holdings in AMERCO. In October, AMERCO temporarily postponed the repayment of some of its notes, which had been rated investment grade just prior to the announcement. Fortunately, we had been steadily reducing our holdings before the announcement and the news did not severely affect the Fund. AMERCO has stated its intention to obtain the cash needed to pay bondholders and has paid all interest due on our notes.

WHAT IS THE OUTLOOK?

                 We share the market's concern with the slow progress of the economic recovery. That said, the equity markets seem to be disregarding signs that the economy may have stabilized and could actually be improving, albeit modestly. Although continued moderate growth remains the most likely near-term scenario, we are optimistic about the longer-term picture. Once the situation in Iraq is resolved, the combination of lower tax rates, lower interest rates, and improving corporate earnings should provide a positive backdrop for the financial markets. Given the fragility of the current recovery, we do not expect the Federal Reserve Board (the
                 Fed) to dramatically increase interest rates until the economy is firmly on track.

                 In the meantime, we remain committed to providing you with a high-quality, well-diversified Fund with only moderate exposure to changing interest rates. We will continue to invest in securities that have attractive maturities and an acceptable level of credit risk.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 9-20.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

           PORTFOLIO RATINGS MIX
                  1/31/03

    [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                     34%
BBB                                     24%
A                                       16%
ST1/ST2                                 15%
AA                                       8%
BB                                       3%

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. The two short-term credit ratings are ST1 and ST2. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Service, or Fitch Ratings. Unrated securities that have been determined by USAA Investment Management Company to be of equivalent investment quality to category AAA account for 1.7% of the Fund's investments and are included in the appropriate category above.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                    PORTFOLIO MIX
                       1/31/03

             [PIE CHART OF PORTFOLIO MIX]

Corporate Obligations                           48.2%
Variable-Rate Demand Notes                      15.0%
Commercial Mortgage-Backed Securities           13.9%
Asset-Backed Securities                         12.1%
Collateralized Mortgage Obligations              7.3%
Municipal Bonds                                  1.8%
U.S. Treasury Inflation-Indexed Note             0.7%
Cash Equivalent                                  0.4%

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 9-20.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA SHORT-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                CORPORATE OBLIGATIONS AND MUNICIPAL BONDS - debt securities issued by corporations or municipalities as a method of raising capital. Interest rates are constant to maturity. Prior to maturity, the market price of these securities generally varies inversely to the movement of interest rates.

                ASSET-BACKED SECURITIES - bonds or notes backed by loan paper or accounts receivable originated by banks, credit card companies, or other providers of credit and often "enhanced" by a bank letter of credit or by insurance coverage provided by an institution other than the issuer. The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

                COLLATERALIZED MORTGAGE OBLIGATIONS - obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. They are divided into pieces with varying maturities. The cash flow from the underlying mortgages is used to pay off each piece separately. They are designed to provide investors with more predictable maturities than regular mortgage securities, but such maturities can be difficult to predict because of the effect of prepayments. The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

                COMMERCIAL MORTGAGE-BACKED SECURITIES - securities that reflect an interest in, and are secured by, mortgage loans on commercial real property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, and apartments, hotels and motels, nursing homes, hospitals and senior living centers. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

                 These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

                 VARIABLE-RATE DEMAND NOTES - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily or weekly interval to a rate that reflects current market conditions.

                 TREASURY INFLATION-INDEXED NOTES - securities that have been designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

                 CASH EQUIVALENTS - consist of short-term obligations issued by banks, corporations, and U.S. government agencies. The interest rate is constant to maturity.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

                        COP       Certificate of Participation
                        CP        Commercial Paper
                        ESOP      Employee Stock Ownership Plan
                        IDB       Industrial Development Board
                        MTN       Medium-Term Note
                        RB        Revenue Bond

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. A high-quality bank, insurance company, other corporation, or a collateral trust may provide the enhancement.

                        (LOC)     Enhanced by a bank letter of credit.
                        (NBGA)    Enhanced by a non-bank guarantee agreement.
                        (INS) Scheduled principal and interest payments are insured by one of the following companies:
                                  AMBAC Assurance Corp. or MBIA Insurance Corp.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

    PRINCIPAL                                                      COUPON                    MARKET
       AMOUNT     SECURITY                                           RATE       MATURITY      VALUE
---------------------------------------------------------------------------------------------------
                  CORPORATE OBLIGATIONS (48.2%)

                  AEROSPACE & DEFENSE (0.8%)
    $   3,000     Bombardier Capital, Inc.,
                   Notes, Series A(a)                                6.13%     6/29/2006    $ 2,792
                                                                                            -------

                  ALUMINUM (0.6%)
        2,000     Alcoa Inc., Notes                                  4.25      8/15/2007      2,058
                                                                                            -------

                  BANKS (7.2%)
        2,000     European Investment Bank, Notes                    4.00      8/30/2005      2,101
        1,400     First Tennessee National Corp.,
                   Subordinated Notes                                6.75     11/15/2005      1,523
        3,000     First Union National Bank, Subordinated Notes      6.18      2/15/2036      3,191
        2,500     Golden West Financial Corp., Senior Notes          4.13      8/15/2007      2,555
        5,000     International Funding I LLC, Secured
                   Notes (LOC)                                       3.51     10/01/2004      5,020
        3,000     Key Bank, NA, MTN                                  5.00      7/17/2007      3,169
        1,000     M&I Marshall & Ilsley Bank, Senior Notes           4.13      9/04/2007      1,023
        3,000     Mellon Funding Corp., Senior Notes                 4.88      6/15/2007      3,161
        1,000     SunTrust Banks, Inc., Senior Notes                 5.05      7/01/2007      1,063
        3,000     Wells Fargo Financial, Inc., Senior Notes          4.88      6/12/2007      3,162
                                                                                            -------
                                                                                             25,968
                                                                                            -------
                  BROADCASTING & CABLE TV (0.9%)
        2,000     Continental Cablevision, Inc., Senior Notes        8.30      5/15/2006      2,227
        1,000     Jones Intercable, Inc., Senior Notes               8.88      4/01/2007      1,069
                                                                                            -------
                                                                                              3,296
                                                                                            -------
                  BUILDING PRODUCTS (0.6%)
        2,000     York International Corp., Senior Notes             6.63      8/15/2006      2,125
                                                                                            -------

                  CASINOS & GAMING (0.6%)
        2,000     Harrah's Operating Co., Inc.,
                   Guaranteed Senior Notes                           7.13      6/01/2007      2,193
                                                                                            -------

                  CONSUMER FINANCE (4.5%)
        2,900     Capital One Bank, Notes                            6.50      7/30/2004      2,910
        2,000     Capital One Bank, Senior Notes                     6.88      2/01/2006      2,003
        4,000     Ford Motor Credit Co., Global Notes                7.50      6/15/2003      4,056
        2,000     Ford Motor Credit Co., Global Notes                7.60      8/01/2005      2,063

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

    PRINCIPAL                                                      COUPON                    MARKET
       AMOUNT     SECURITY                                           RATE       MATURITY      VALUE
---------------------------------------------------------------------------------------------------
    $   2,000     General Motors Acceptance Corp., Notes             6.13%     9/15/2006    $ 2,047
        3,000     Household Finance Corp., Notes                     5.75      1/30/2007      3,160
                                                                                            -------
                                                                                             16,239
                                                                                            -------
                  DIVERSIFIED FINANCIAL SERVICES (0.6%)
        2,000     CIT Group, Inc., Global Notes                      7.38      4/02/2007      2,193
                                                                                            -------

                  DIVERSIFIED METALS & MINING (1.7%)
        6,000     EdperBrascan Corp., Notes (Canada)                 7.13     12/16/2003      6,185
                                                                                            -------

                  DRUG RETAIL (0.3%)
        1,000     CVS Corp., Notes(a)                                3.88     11/01/2007      1,006
                                                                                            -------

                  ELECTRIC UTILITIES (8.2%)
        2,000     Cinergy Corp., Debentures                          6.25      9/01/2004      2,064
        3,450     Conectiv, Inc., Notes                              5.30      6/01/2005      3,584
        2,000     Dominion Fiber Ventures, LLC, Senior
                   Secured Notes                                     7.05      3/15/2005      2,041
        1,000     Eastern Energy Ltd., Senior Notes(a)               6.75     12/01/2006      1,108
        1,000     Entergy Gulf States, Inc., First
                   Mortgage Bond(a)                                  5.20     12/03/2007      1,017
        1,250     Florida Power & Light Co., First
                   Mortgage Bond                                     6.88     12/01/2005      1,394
        2,000     Jersey Central Power & Light Co., First
                   Mortgage MTN                                      6.45      5/15/2006      2,129
        2,000     MidAmerican Energy Holdings Co., Senior
                   Notes                                             4.63     10/01/2007      1,995
        2,000     Monongahela Power Co., First Mortgage
                   Bond                                              5.00     10/01/2006      1,957
        2,000     New York State Electric & Gas Corp., Notes         4.38     11/15/2007      2,008
        2,000     Northern States Power Co. (MN), First
                   Mortgage Bond                                     5.75     10/01/2003      2,021
          360     Northern States Power Co. (WI), First
                   Mortgage Bond                                     6.38      4/01/2003        362
        1,847     Oglethorpe Power Corp., Secured Series
                   Facility Bonds                                    6.97      6/30/2011      1,985
        1,000     Pinnacle One Partners, LP, Senior Notes(a)         8.83      8/15/2004        981
        2,200     Public Service Co., First Collateral
                   Trust Bond, Series 1                              6.90      2/02/2004      2,276
        1,800     Public Service Electric & Gas Co.,
                   First Mortgage Bond (INS)                         6.38      5/01/2008      2,002

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

    PRINCIPAL                                                      COUPON                    MARKET
       AMOUNT     SECURITY                                           RATE       MATURITY      VALUE
---------------------------------------------------------------------------------------------------
    $   1,000     Teco Energy, Inc., Notes                           6.13%     5/01/2007    $   911
                                                                                            -------
                                                                                             29,835
                                                                                            -------
                  ENVIRONMENTAL SERVICES (1.4%)
        5,000     Waste Management, Inc., Notes(d)                   7.10      8/01/2026      5,108
                                                                                            -------

                  FOOD RETAIL (0.6%)
        2,000     Ahold Finance U.S.A., Inc., Notes                  8.25      7/15/2010      2,233
                                                                                            -------

                  FOREST PRODUCTS (0.6%)
        2,000     Nexfor, Inc., Debentures                           8.13      3/20/2008      2,243
                                                                                            -------

                  GAS UTILITIES (3.8%)
        2,000     Gemstone Investor Ltd., Senior Secured
                   Notes(a)                                          7.71     10/31/2004      1,674
        6,000     Limestone Electron Trust, Guaranteed
                   Senior Notes(a)                                   8.63      3/15/2003      5,921
        3,000     Northern Natural Gas Co., Notes(a)                 6.88      5/01/2005      3,255
        3,000     Texas Eastern Transmission, LP, Senior
                   Notes                                             5.25      7/15/2007      3,073
                                                                                            -------
                                                                                             13,923
                                                                                            -------
                  HOMEBUILDING (0.8%)
        3,000     Pulte Corp., Senior Notes                          7.00     12/15/2003      3,075
                                                                                            -------

                  HOUSEHOLD APPLIANCES (0.3%)
        1,000     Stanley Works, Notes(a)                            3.50     11/01/2007        997
                                                                                            -------

                  INTEGRATED OIL & GAS (0.9%)
        3,000     PEMEX Finance Ltd., Notes                          8.02      5/15/2007      3,352
                                                                                            -------
                  INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
        2,000     Sprint Capital Corp., Notes                        6.13     11/15/2008      1,760
                                                                                            -------

                  LIFE & HEALTH INSURANCE (1.7%)
        3,000     John Hancock Global Funding II, Notes              5.50     12/31/2007      3,158
        3,000     Metropolitan Life Global Funding I,
                   Notes(a)                                          4.75      6/20/2007      3,128
                                                                                            -------
                                                                                              6,286
                                                                                            -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

    PRINCIPAL                                                      COUPON                    MARKET
       AMOUNT     SECURITY                                           RATE       MATURITY      VALUE
---------------------------------------------------------------------------------------------------
                  METAL & GLASS CONTAINERS (0.9%)
    $   3,000     Pactiv Corp., Notes                                7.20%    12/15/2005    $ 3,298
                                                                                            -------

                  MULTI-LINE INSURANCE (0.6%)
        2,000     ASIF Global Financing XVIII, Senior
                   Notes(a)                                          2.65      1/17/2006      2,001
                                                                                            -------

                  MULTI-UTILITIES & UNREGULATED POWER (0.5%)
        1,815     Duke Energy Field Services LLC, Notes              7.50      8/16/2005      1,937
                                                                                            -------

                  OIL & GAS EXPLORATION & PRODUCTION (0.6%)
        2,000     Ocean Energy, Inc., Senior Notes                   4.38     10/01/2007      2,016
                                                                                            -------

                  PACKAGED FOODS & MEAT (0.9%)
        3,000     Tyson Foods, Inc., Notes                           6.63     10/01/2004      3,181
                                                                                            -------

                  PROPERTY & CASUALTY INSURANCE (0.9%)
        3,000     Allstate Financial Global Funding,
                   Senior Notes                                      7.13      9/26/2005      3,332
                                                                                            -------

                  REAL ESTATE INVESTMENT TRUSTS (5.6%)
        3,000     Gables Realty, LP, Senior Notes                    5.75      7/15/2007      2,970
        4,000     Nationwide Health Properties, Inc., MTN(d)         6.90     10/01/2037      4,226
        2,890     Nationwide Health Properties, Inc., MTN(d)         6.59      7/07/2038      2,968
        3,000     New Plan Excel Realty Trust, Inc.,
                   Senior Notes                                      5.88      6/15/2007      3,125
        7,160     TriNet Corporate Realty Trust, Inc.,
                   Dealer Remarketed Securities                      6.75      3/01/2003      7,151
                                                                                            -------
                                                                                             20,440
                                                                                            -------
                  TOBACCO (0.9%)
        3,000     Philip Morris Companies, Inc., Notes               6.38      2/01/2006      3,217
                                                                                            -------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

    PRINCIPAL                                                      COUPON                    MARKET
       AMOUNT     SECURITY                                           RATE       MATURITY      VALUE
---------------------------------------------------------------------------------------------------
                  TRUCKING (0.7%)
    $     750     AMERCO, Senior Notes(b)                            7.85%     5/15/2003  $     450
        3,500     AMERCO, Bond-Backed Asset Trust
                   Certificates, Series 1997C(a,b,c)                 7.14     10/15/2002      2,100
                                                                                          ---------
                                                                                              2,550
                                                                                          ---------
                  Total corporate obligations (cost: $171,527)                              174,839
                                                                                          ---------

                  ASSET-BACKED SECURITIES (12.1%)

                  AIRLINES (2.2%)
        2,000     Delta Air Lines, Inc., Pass-Through
                   Certificates, Series 2003-1, Class G (INS)(a)     2.09      1/25/2008      2,000
          405     Southwest Airlines Co., Pass-Through
                   Certificates, Series 2001-1, Class A-1            5.10      5/01/2006        418
        5,000     Southwest Airlines Co., Pass-Through
                   Certificates, Series 2001-1, Class A-2            5.50     11/01/2006      5,352
                                                                                          ---------
                                                                                              7,770
                                                                                          ---------

                  ASSET-BACKED FINANCING (9.9%)
        5,000     AESOP Funding II, LLC, Series 2002-1,
                   Rental Car Notes, Class A-1                       3.85     10/20/2005      5,137
        3,000     AmeriCredit Automobile Receivables
                   Trust, Notes, Series 2002, Class A4               3.55      2/12/2009      3,009
        2,000     Capital Auto Receivables Asset Trust,
                   Notes, Series 2002-5, Class A2B                   1.71      1/18/2005      2,002
        3,000     Capital One Auto Finance Trust, Notes,
                   Series 2002-C, Class A3A                          2.65      6/15/2009      3,035
        1,500     Federal Home Loan Mortgage Corp.,
                   Series H001 A2                                    2.25     12/15/2007      1,501
        3,000     Ford Credit Auto Owner Trust, Notes,
                   Series 2002-A, Class C                            5.43      1/15/2007      3,125
        5,749     Nomura Asset Securities Corp.,
                   Commercial Mortgage Certificates,
                   Series 1998-D6, Class A1A                         6.28      3/15/2030      6,200
        5,000     Permanent Financing plc, Notes, Series 2A          4.20      6/10/2005      5,227
        5,000     Rental Car Finance Corp., Series 1999-1,
                   Rental Car Notes, Class A(a)                      5.90      2/25/2007      5,112
        1,774     Rental Car Finance Corp., Series 1997-1,
                   Rental Car Notes, Class B3                        6.70      9/25/2007      1,824
                                                                                          ---------
                                                                                             36,172
                                                                                          ---------
                  Total asset-backed securities (cost: $43,207)                              43,942
                                                                                          ---------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

    PRINCIPAL                                                      COUPON                    MARKET
       AMOUNT     SECURITY                                           RATE       MATURITY      VALUE
---------------------------------------------------------------------------------------------------
                  MORTGAGE SECURITIES (21.2%)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (7.3%)

    $      73     Fannie Mae, Series 1998-1 H                        9.00%     8/18/2024    $    73
          162     Fannie Mae, Series 1998-11 M                       9.00      2/18/2024        162
          871     Fannie Mae, Series 1998-7 H                        9.00      3/18/2025        879
        5,489     Fannie Mae, Series 2000-1 VA                       7.00      8/18/2010      5,715
        6,104     Fannie Mae, Series 2001-40 BM                      6.50      9/25/2010      6,336
        3,465     Freddie Mac, Series 2259 VA                        7.50      6/15/2011      3,493
        4,542     Freddie Mac, Series 2369 VG                        6.50     11/15/2011      4,700
        5,000     Freddie Mac, Series 2391 QK                        5.50      2/15/2012      5,174
                                                                                            -------
                  Total collateralized mortgage obligations (cost: $26,106)                  26,532
                                                                                            -------

                  COMMERCIAL MORTGAGE-BACKED SECURITIES (13.9%)

        5,180     Asset Securitization Corp., Series
                   1997-D4, Class A1C                                7.42      4/14/2029      5,625
        2,000     Asset Securitization Corp., Series
                   1997-D4, Class A1D                                7.49      4/14/2029      2,290
        1,957     CDC Commercial Mortgage Trust, Series
                   2002-FX1, Class A1                                5.25      5/15/2019      2,057
        1,000     Chase Commercial Mortgage Securities
                   Corp., First Mortgage Pass-Through
                   Certificates, Series 1998-1, Class D              6.56      5/18/2030      1,083
        1,862     GGP Mall Properties Trust, Commercial
                   Mortgage Pass-Through Certificates,
                   Series 2001, Class D2                             5.89     11/15/2011      1,931
        1,113     LB Commercial Conduit Mortgage Trust,
                   Commercial Mortgage Certificates,
                   Series 1998-C4, Class A1A                         5.87     10/15/2035      1,177
        2,000     Morgan Stanley Dean Witter Capital I,
                   Inc., Commercial Mortgage Pass-Through
                   Certificates, Series 1996-WF1, Class A3           7.51     11/15/2028      2,252
        1,325     Morgan Stanley Dean Witter Capital I,
                   Inc., Commercial Mortgage Pass-Through
                   Certificates, Series 1998-WF1, Class E            7.30      3/15/2030      1,455
       10,000     Morgan Stanley Dean Witter Capital I,
                   Inc., Commercial Mortgage Pass-Through
                   Certificates, Series 1998-XL1, Class A2           6.45      6/03/2030     10,863

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

    PRINCIPAL                                                      COUPON                    MARKET
       AMOUNT     SECURITY                                           RATE       MATURITY      VALUE
---------------------------------------------------------------------------------------------------
    $   5,000     Morgan Stanley Dean Witter Capital I,
                   Inc., Commercial Mortgage Pass-Through
                   Certificates, Series 1997-XL1, Class A2           6.88%    10/03/2030    $ 5,612
        2,000     Morgan Stanley Dean Witter Capital I,
                   Inc., Commercial Mortgage Pass-Through
                   Certificates, Series 1997-XL1, Class A3           6.95     10/03/2030      2,268
        2,000     Morgan Stanley Dean Witter Capital I,
                   Inc., Commercial Mortgage Pass-Through
                   Certificates, Series 2000-PRIN, Class A3          7.36      2/23/2034      2,301
        2,211     Salomon Brothers Commercial Mortgage
                   Trust, Series 2001-C1, Class A1                   5.14     12/18/2035      2,316
        4,020     Structured Asset Securities Corp.,
                   Commercial Mortgage Pass-Through
                   Certificates, Series 1997-LLI, Class A2           6.84      9/12/2006      4,318
        4,340     Structured Asset Securities Corp.,
                   Commercial Mortgage Pass-Through
                   Certificates, Series 1997-LLI, Class B            6.95      3/12/2007      4,885
                                                                                            -------
                  Total commercial mortgage-backed securities (cost: $49,291)                50,433
                                                                                            -------
                  Total mortgage securities (cost: $75,397)                                  76,965
                                                                                            -------

                  MUNICIPAL BONDS (1.8%)

                  ELECTRIC/GAS UTILITY (1.2%)
        2,500     Muscatine, IA, Electric RB, Series 2002 (INS)      2.72      1/01/2005      2,515
        2,000     Pedernales Electric Cooperative, Inc.,
                   First Mortgage Bond, Series 2002A (INS)(a)        4.09     11/15/2012      1,984
                                                                                            -------
                                                                                              4,499
                                                                                            -------
                  WATER/SEWER UTILITY (0.6%)
        2,000     California State Water Resources RB,
                   Series E                                          3.59      5/01/2004      2,018
                                                                                            -------
                  Total municipal bonds (cost: $6,500)                                        6,517
                                                                                            -------

                  VARIABLE-RATE DEMAND NOTES (15.0%)

                  APPROPRIATED DEBT (2.1%)
        7,600     Riverside County, CA, COP, Series 1990 (LOC)       2.59     11/01/2020      7,600
                                                                                            -------

                  AUTOMOBILE MANUFACTURERS (1.1%)
        3,893     Kenwood Lincoln-Mercury, Inc., Notes (LOC)         1.70      5/01/2015      3,893
                                                                                            -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

    PRINCIPAL                                                      COUPON                    MARKET
       AMOUNT     SECURITY                                           RATE       MATURITY      VALUE
---------------------------------------------------------------------------------------------------
                  BUILDINGS (0.2%)
    $     640     Precision Aggregate I, LLC, Notes,
                   Series 2000 (LOC)                                 2.59%     8/03/2015    $   640
                                                                                            -------

                  ELECTRIC UTILITIES (2.5%)
        4,100     Lincoln County, WY, Environmental
                   Improvement RB, Series 1995(d)                    2.65     11/01/2025      4,100
        5,000     Sempra Energy ESOP, Series 1999A (NBGA)(a)         1.84     11/01/2014      5,000
                                                                                            -------
                                                                                              9,100
                                                                                            -------

                  ENVIRONMENTAL SERVICES (0.3%)
        1,200     Gulf Shores, AL, Solid Waste RB,
                   Series 2000C (LOC)                                1.90     11/01/2010      1,200
                                                                                            -------

                  FOREST PRODUCTS (2.8%)
       10,150     Braxton County, WV, Solid Waste RB,
                   Series 1999                                       2.00      3/01/2029     10,150
                                                                                            -------

                  HOSPITAL (0.4%)
        1,375     BRCH Corp., Notes, Series 1999                     2.60     12/01/2028      1,375
                                                                                            -------

                  INDUSTRIAL MACHINERY (1.2%)
        1,565     Florence, AL, IDB RB, Series 1999B (LOC)           2.00     11/01/2008      1,565
        2,800     Peninsula Ports, VA, IDB RB,
                   Series 1998 (LOC)                                 2.40      5/01/2008      2,800
                                                                                            -------
                                                                                              4,365
                                                                                            -------

                  REAL ESTATE MANAGEMENT & DEVELOPMENT (3.2%)
        4,040     DJV Investments LLC, Series 2000-A (LOC)           1.60      9/01/2051      4,040
        2,960     Reed Holdings LLC, Notes, Series 2001 (LOC)        2.59      6/01/2016      2,960
        1,000     Vista Funding Corp., Notes,
                   Series 2001A (LOC)                                2.34      3/01/2021      1,000
        3,810     Wryneck Ltd., Notes, Series 2000 (LOC)             2.34      1/01/2020      3,810
                                                                                            -------
                                                                                             11,810
                                                                                            -------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

    PRINCIPAL                                                      COUPON                    MARKET
       AMOUNT     SECURITY                                           RATE       MATURITY      VALUE
---------------------------------------------------------------------------------------------------
                  RESTAURANTS (1.2%)
    $   4,245     Dana J. Lewis, Taxable Notes,
                   Series 2000 (LOC)                                 2.34%     8/01/2010   $  4,245
                                                                                           --------
                  Total variable-rate demand notes (cost: $54,378)                           54,378
                                                                                           --------

                  U.S. TREASURY INFLATION-INDEXED NOTE (0.7%)

        2,288     U.S. Treasury Inflation-Indexed Note
                   (cost: $2,324)                                    3.38      1/15/2007      2,480
                                                                                           --------

                  CASH EQUIVALENT (0.4%)

        1,603     UBS Finance, Inc., CP (cost: $1,603)               1.32      2/03/2003      1,603
                                                                                           --------

                  TOTAL INVESTMENTS (COST: $354,936)                                       $360,724
                                                                                           ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SHORT-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

             (a) Security is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such is generally deemed by USAA Investment Management Company (the Manager) to be liquid under guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

             (b) Illiquid security valued using methods determined by the
                 Manager under valuation procedures approved by the Board of Directors.

             (c) Currently the issuer is in default with respect to the principal payment.

             (d) Provides the option for the underwriter to call the bonds at face value from the investor on a specified date prior to the bond's maturity. If the underwriter does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. The date shown is the final maturity date, but a different date is used in average maturity calculations as a result of the security's put feature.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

ASSETS
      Investments in securities, at market value (identified cost of $354,936)    $360,724
      Cash                                                                             106
      Receivables:
         Capital shares sold                                                           260
         Interest                                                                    3,490
                                                                                  --------
              Total assets                                                         364,580
                                                                                  --------

LIABILITIES
      Securities purchased                                                           1,172
      Capital shares redeemed                                                          359
      USAA Investment Management Company                                                30
      USAA Transfer Agency Company                                                      48
      Accounts payable and accrued expenses                                             59
      Dividends on capital shares                                                      180
                                                                                  --------
              Total liabilities                                                      1,848
                                                                                  --------
                 Net assets applicable to capital shares outstanding              $362,732
                                                                                  ========
NET ASSETS CONSIST OF:
      Paid-in capital                                                             $403,014
      Overdistribution of net investment income                                       (188)
      Accumulated net realized loss on investments                                 (45,882)
      Net unrealized appreciation of investments                                     5,788
                                                                                  --------
                 Net assets applicable to capital shares outstanding              $362,732
                                                                                  ========
      Capital shares outstanding                                                    40,144
                                                                                  ========
      Authorized shares of $.01 par value                                          120,000
                                                                                  ========
      Net asset value, redemption price, and offering price per share             $   9.04
                                                                                  ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA SHORT-TERM BOND FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2003 (UNAUDITED)

NET INVESTMENT INCOME
   Interest income                                                                $  8,950
                                                                                  --------
   Expenses:
      Management fees                                                                  324
      Administrative and servicing fees                                                285
      Transfer agent's fees                                                            293
      Custodian's fees                                                                  55
      Postage                                                                           28
      Shareholder reporting fees                                                        38
      Directors' fees                                                                    2
      Registration fees                                                                 17
      Professional fees                                                                 20
      Other                                                                             11
                                                                                  --------
          Total expenses                                                             1,073
      Expenses paid indirectly                                                          (2)
                                                                                  --------
          Net expenses                                                               1,071
                                                                                  --------
               Net investment income                                                 7,879
                                                                                  --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized loss                                                             (1,329)
      Change in net unrealized appreciation/depreciation                             4,556
                                                                                  --------
               Net realized and unrealized gain                                      3,227
                                                                                  --------
Increase in net assets resulting from operations                                  $ 11,106
                                                                                  ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA SHORT-TERM BOND FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2003 (UNAUDITED),
AND YEAR ENDED JULY 31, 2002

                                                             1/31/2003        7/31/2002
                                                            ---------------------------
FROM OPERATIONS
      Net investment income                                 $    7,879       $   25,886
      Net realized loss on investments                          (1,329)         (35,787)
      Change in net unrealized appreciation/depreciation
         of investments                                          4,556          (10,193)
                                                            ---------------------------
         Increase (decrease) in net assets resulting
            from operations                                     11,106          (20,094)
                                                            ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                                     (9,053)         (25,959)
                                                            ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
      Proceeds from shares sold                                 48,380          289,538
      Reinvested dividends                                       7,836           21,624
      Cost of shares redeemed                                  (99,585)        (280,918)
                                                            ---------------------------
         Increase (decrease) in net assets from
            capital share transactions                         (43,369)          30,244
                                                            ---------------------------
Net decrease in net assets                                     (41,316)         (15,809)

NET ASSETS
      Beginning of period                                      404,048          419,857
                                                            ---------------------------
      End of period                                         $  362,732       $  404,048
                                                            ===========================
Accumulated undistributed (overdistribution of)
        net investment income:
      End of period                                         $     (188)      $      986
                                                            ===========================
CHANGE IN SHARES OUTSTANDING
      Shares sold                                                5,362           29,966
      Shares issued for dividends reinvested                       868            2,264
      Shares redeemed                                          (11,040)         (29,489)
                                                            ---------------------------
         Increase (decrease) in shares outstanding              (4,810)           2,741
                                                            ===========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA SHORT-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this semiannual report pertains only to the USAA Short-Term Bond Fund (the Fund). The Fund's investment objective is high current income consistent with preservation of principal.

                 A. SECURITY VALUATION - The value of each security is
                    determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

                    1. Debt and government securities are valued each business day by a pricing service (the Service) approved by the Fund's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                    2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

                    3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                    4. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

                    value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

                 B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

                 C. INVESTMENTS IN SECURITIES - Security transactions are
                    accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

                 D. EXPENSES PAID INDIRECTLY - Through fee-offset
                    arrangements with the Fund's custodian bank and transfer agent, credits, if any, realized as a result of uninvested cash balances are used to reduce the Fund's custodian fees. For the six-month period ended January 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $2,000.

                 E. USE OF ESTIMATES - The preparation of financial
                    statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

         Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.
         The Fund had no borrowings under either of these agreements during the six-month period ended January 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2003, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2002, the Fund had capital loss carryovers of

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

         $6,025,000, for federal income tax purposes which will expire between 2009 and 2010. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2003, were $170,442,000 and $144,754,000, respectively.

         At January 31, 2003, the cost of securities for federal income tax purposes was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2003, were $8,298,000 and $2,510,000, respectively, resulting in net unrealized appreciation of $5,788,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities-lending transactions during the six-month period ended January 31, 2003.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                 A. MANAGEMENT FEES - The Manager carries out the Fund's
                    investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Short Investment Grade Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Short Investment Grade Debt Funds category. The base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets.

                    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended
                    July 31, 2002, the performance period consisted of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

      OVER/UNDER PERFORMANCE             ANNUAL ADJUSTMENT RATE
      RELATIVE TO INDEX(1)               AS A % OF THE FUND'S AVERAGE NET ASSETS
      --------------------------------------------------------------------------
      +/- 0.20% to 0.50%                 +/- 0.04%
      +/- 0.51% to 1.00%                 +/- 0.05%
      +/- 1.01% and greater              +/- 0.06%

      (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                    For the six-month period ended January 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $324,000, which is net of a performance fee adjustment of $(132,000).

                 B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $285,000.

                 C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                    USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the six-month period ended January 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $293,000.

                 D. UNDERWRITING SERVICES - The Manager provides exclusive
                    underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

           Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

           During the six-month period ended January 31, 2003, security transactions were executed, in accordance with affiliated transactions procedures approved by the Fund's Board of Directors, between the Fund, as purchaser, and the USAA High-Yield Opportunities Fund, as seller, at the then-current market price with no brokerage commissions incurred. For these trades, the Fund incurred purchase costs of $1,056,000, and the USAA High-Yield Opportunities Fund incurred selling gains of $123,000.

(9) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

           On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended July 31, 2002. KPMG served as the Fund's independent auditors since the Fund's inception on June 1, 1993. From that date through the fiscal year ended July 31, 2001, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2003 (UNAUDITED)

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                    SIX-MONTH
                                   PERIOD ENDED
                                    JANUARY 31,                               YEAR ENDED JULY 31,
                                   ---------------------------------------------------------------------------------
                                           2003            2002           2001          2000        1999        1998
                                   ---------------------------------------------------------------------------------
Net asset value at
   beginning of period               $     8.99       $    9.95      $    9.70     $    9.75   $    9.99   $   10.03
                                   ---------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                    .19             .55(b)         .65           .63         .58         .62
   Net realized and
      unrealized gain (loss)                .08            (.96)(b)        .25          (.05)       (.22)       (.04)
                                   ---------------------------------------------------------------------------------
Total from investment operations            .27            (.41)           .90           .58         .36         .58
                                   ---------------------------------------------------------------------------------
Less distributions:
   From net investment income              (.22)           (.55)          (.65)         (.63)       (.58)       (.62)
   From realized capital gains                -               -              -             -        (.02)          -
                                   ---------------------------------------------------------------------------------
Total distributions                        (.22)           (.55)          (.65)         (.63)       (.60)       (.62)
                                   ---------------------------------------------------------------------------------
Net asset value at end of period     $     9.04       $    8.99      $    9.95     $    9.70   $    9.75   $    9.99
                                   =================================================================================
Total return (%)*                          2.97           (4.29)          9.61          6.18        3.76        5.91
Net assets at end of period (000)    $  362,732       $ 404,048      $ 419,857     $ 293,003   $ 241,247   $ 181,171
Ratio of expenses to
   average net assets (%)**                 .56(a,c)        .58(a)         .46(a)        .48         .50         .50
Ratio of expenses to average
   net assets excluding
   reimbursements (%)                       n/a             n/a            n/a           n/a         .52         .56
Ratio of net investment
   income to average
   net assets (%)**                        4.15(c)         5.74(b)        6.67          6.56        5.89        6.16
Portfolio turnover (%)                    47.85           87.55          31.80         23.68       11.53       48.24

  * Assumes reinvestment of all dividend income and realized capital gain distributions during the period.
 ** For the six-month period ended January 31, 2003, average net assets were
    $376,926,000.
(a) Reflects total expenses excluding any fee-offset arrangements, which had no impact on these ratios.
(b) In 2001, a change in amortization method was made as required by an accounting pronouncement. Without this change, the ratio of net investment income to average net assets would have been 5.73%. The per share net investment income and net realized and unrealized loss amounts would not have changed.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

 N O T E S
==========----------------------------------------------------------------------

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34

 N O T E S
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

           DIRECTORS      Robert G. Davis, CHAIRMAN OF THE BOARD
                          Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                          Barbara B. Dreeben
                          Robert L. Mason, Ph.D.
                          Michael F. Reimherr
                          Laura T. Starks, Ph.D.
                          Richard A. Zucker

 INVESTMENT ADVISER,      USAA Investment Management Company
        UNDERWRITER,      9800 Fredericksburg Road
     AND DISTRIBUTOR      San Antonio, Texas 78288

      TRANSFER AGENT      USAA Shareholder Account Services
                          9800 Fredericksburg Road
                          San Antonio, Texas 78288

           CUSTODIAN      State Street Bank and Trust Company
                          P.O. Box 1713
                          Boston, Massachusetts 02105

INDEPENDENT AUDITORS      Ernst & Young LLP
                          100 West Houston St., Suite 1900
                          San Antonio, Texas 78205

           TELEPHONE      Call toll free - Central time
    ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                          Saturday, 8:30 a.m. to 5 p.m.
                          Sunday, 10:30 a.m. to 7 p.m.

      FOR ADDITIONAL      1-800-531-8181, in San Antonio 456-7200
   INFORMATION ABOUT      For account servicing, exchanges,
        MUTUAL FUNDS      or redemptions
                          1-800-531-8448, in San Antonio 456-7202

     RECORDED MUTUAL      24-hour service (from any phone)
   FUND PRICE QUOTES      1-800-531-8066, in San Antonio 498-8066

         MUTUAL FUND      (from touch-tone phones only)
   USAA TOUCHLINE(R)      For account balance, last transaction, fund
                          prices, or to exchange or redeem fund shares
                          1-800-531-8777, in San Antonio 498-8777

     INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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